Taxes (Tables)	6 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax	The provision for income tax for the six months ended December 31, 2023 and 2022, consisted of the following:
	For six months ended December 31,
	2023	2022
Current income tax provision	$-	$497,025
Deferred income tax provision	-	(233,797)
Total	$-	$263,228

Schedule of Statutory EIT Rate and the Effective Tax	The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the six months ended December 31, 2023 and 2022, respectively:
	For six months ended December 31,
	2023	2022
Provision for income taxes at statutory tax rate in the PRC	$-	$415,251
Effect of expense for which no income tax is deductible	-	25,937
Effect of assets recognized at fair value in business combinations	-	(177,960)
Effective income tax expense	$-	$263,228

Schedule of Deferred Tax Asset	The significant components of deferred tax assets and liabilities as of December 31, 2023 and June 30, 2023 were as follows:
	December 31, 2023	June 30, 2023
Deferred tax assets
Advanced from customers	$383,156	446,246
Total deferred tax assets	383,156	446,246
Allowance for deferred tax assets	(383,156)	(446,246)
Deferred tax assets, net	-	-
	December 31, 2023	June 30, 2023
Deferred tax liabilities
Business combinations	$1,819,826	1,819,826
Total deferred tax liabilities	1,819,826	1,819,826